AQR FUNDS

Supplement dated September 20, 2011 (“Supplement”)

To the Class N Prospectus, dated July 18, 2011 (“Prospectus”)

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI as supplemented.

The following is added as the second paragraph under the heading “Portfolio Holdings Disclosure” on page 24 of the Prospectus:

The Adviser may make available certain information about the Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and the Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated September 20, 2011 (“Supplement”)

To the Class I Prospectus, dated July 18, 2011 (“Prospectus”)

of the AQR Multi-Strategy Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

The information in this Supplement updates information in, and should be read in conjunction with, the Fund’s Prospectus and SAI as supplemented.

The following is added as the second paragraph under the heading “Portfolio Holdings Disclosure” on page 23 of the Prospectus:

The Adviser may make available certain information about the Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and the Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated September 20, 2011 (“Supplement”)

To the Statement of Additional Information, dated July 18, 2011, of the AQR Multi-Strategy

Alternative Fund (the “Fund”)

This Supplement updates certain information contained in the above-dated Statement of Additional Information. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

On page 23 of the SAI, in the table under the section entitled “Management of the Funds” please delete the row for Steven Grenadier and add the following after the row for L. Joe Moravy:

William L. Atwell, 1950	Trustee, since 2011	President (International), CIGNA (since 2008) (financial services); Managing Director, Atwell Associates LLC (2006 to 2008) (financial services)	14	USI Holdings Corporation (2006 to 2007)

Gregg D. Behrens, 1952	Trustee, since 2011	Governor, Iowa State University Foundation (since 2004); Executive Vice President, Northern Trust Company (1980 to 2009) (financial services)	14	None

Brian Posner, 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting and advisory services); President and Chief Executive Officer, ClearBridge Advisors LLC (2005-2008) (financial services)	14	Biogen Idec (since 2008); Arch Capital Group (since 2010); RiverPark Funds (since 2010)

On page 15 of the SAI, the disclosure under the heading “Board of Trustees and Committees” in the section entitled “Management of the Funds” is deleted in its entirety and replaced with the following:

Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, the Sub-Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his duties effectively may have been attained, as set forth below, through the Trustee’s executive, business, consulting, and/or academic positions; experience from service as a Trustee of the Trust (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.

Timothy K. Armour. Mr. Armour has served as a Trustee of the Trust since 2008. In addition, he has more than 25 years of business and executive experience, specifically in the mutual fund industry. Mr. Armour has held senior positions with Morningstar, Inc. and Janus Capital Group. Mr. Armour also has corporate governance experience serving as a director/trustee of other entities, including Janus Capital Group, ETF Securities and AARP Services.

L. Joe Moravy. Mr. Moravy has served as a Trustee of the Trust since 2008. In addition, he has more than 35 years of business and executive experience primarily in the auditing and accounting area. Mr. Moravy has more than 34 years of audit and accounting related experience as a certified public accountant at a leading accounting firm where he provided audit and accounting-related services to financial services companies. As a certified public accountant, Mr. Moravy also has gained corporate governance experience through working with the boards of directors and audit committees of public and private corporations. He also has served as a director of several not-for-profit organizations.

William L. Atwell. Mr. Atwell has 38 years of business experience in financial services. Mr. Atwell has extensive experience in various executive and other positions with CIGNA, Charles Schwab and Citibank. Mr. Atwell also has corporate governance experience serving as a director/trustee of other entities, including USI Holdings Corporation.

Gregg D. Behrens. Mr. Behrens has 35 years of business experience in financial services. Mr. Behrens has extensive experience in various executive and other positions with Northern Trust Company, including his executive experience in London and Singapore. Mr. Behrens also has corporate governance experience serving as a director/trustee of several not-for-profit organizations.

Brian S. Posner. Mr. Posner has 20 years of business experience in financial services. Mr. Posner has extensive experience in various executive and other positions with Point Rider Group LLC, ClearBridge Advisors, Hygrove Partners LLC/Hygrove Management LLC, Warburg Pincus Asset Management and Fidelity Management and Research Company. Mr. Posner also has corporate governance experience serving as a director/trustee of other entities, including Biogen Idec, Arch Capital Group and the River Park Funds.

David Kabiller. Mr. Kabiller has served as a Trustee of the Trust since 2010. In addition, he has more than 20 years of business and executive experience and is a Founding Principal of the Adviser. He has been with the Adviser since its inception in 1998. Prior to founding the Adviser, Mr. Kabiller was associated with Goldman Sachs & Co. where he served as a Vice President (1987-1998).

On page 26 of the SAI the following sentence under the heading “Committees of the Board of Trustees—Nominating and Governance Committee” in the section entitled “Management of the Funds” is deleted in its entirety:

“Steven Grenadier serves as the Chairman of the Nominating and Governance Committee.”

On page 26-27 of the SAI in the table under the heading “Fund Ownership of the Trustees” in the section entitled “Management of the Funds” please:

(A) delete the row for Steven Grenadier and insert the following after the row for L. Joe Moravy:

William L. Atwell*	None	None
Gregg D. Behrens*	None	None
Brian Posner*	None	None

(B) insert the following as a footnote after the table:

“*Trustee was elected as of August 1, 2011.”

On page 28 of the SAI in the “Compensation Table” under the heading “Compensation of the Trustees and Certain Officers”, in the section entitled “Management of the Funds”, please delete the row for Steven Grenadier and insert the following footnote after the “Compensation Table”:

“Steven Grenadier, Disinterested Trustee, was a Trustee of the Trust during the fiscal year ended December 31, 2010 and received $42,250 in aggregate compensation from the Trust during this period, with no estimated annual benefits upon retirement. Mr. Grenadier resigned as a Trustee of the Trust effective August 1, 2011.”

On page 28 of the SAI, the disclosure under the heading “Portfolio Holdings Disclosure” in the section entitled “Management of the Funds” is deleted in its entirety and replaced with the following:

Within 15 days following the end of each calendar month, each Fund, other than the AQR Diversified Arbitrage Fund, will make available a complete uncertified schedule of its portfolio holdings as of the end of the month. Within 15 days following the end of each calendar quarter, the AQR Diversified Arbitrage Fund will make available a complete uncertified schedule of its portfolio holdings as of the end of the quarter. Each Fund will make its portfolio holdings information available to the general public on the Funds’ web site at www.aqrfunds.com.

Portfolio holdings of each Fund will also be disclosed on a quarterly basis no later than sixty (60) days following the end of the preceding quarter on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six month period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Forms N-CSR and Forms N-Q will be available on the SEC web site at http://www.sec.gov.

Non-public information regarding a Fund, including portfolio holdings information, may be disclosed more frequently or in advance of the website posting or its filing with the SEC on the EDGAR filing system to agents, service providers, analysts, rating agencies, pricing services, proxy voting services or others including the following: advisers and sub-advisers to the Funds, independent registered public accountants, counsel, administrator, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Funds, or consultants, data aggregators, mutual fund evaluation services, due diligence departments of broker dealers and wirehouses that regularly analyze the portfolio holdings and calculate information derived from holdings of the Funds, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by law, agreement or by the nature of their duties, are required to keep the nonpublic portfolio holdings information received from the Funds confidential. In addition, in connection with the purchase and sale of portfolio securities and in the course of seeking best execution, the Adviser and Sub-Adviser provide information regarding individual portfolio holdings to broker-dealers who may be selected to execute trades for the Funds. The Securities Exchange Act of 1934, as amended, and the rules of the Financial Industry Regulatory Authority (“FINRA”) provide limitations on a broker-dealer’s ability to trade for its own accounts or the accounts of others on the basis of such information. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

The Adviser also may make available certain information about each Fund’s portfolio prior to the public dissemination of portfolio holdings, including, but not limited to, the Fund’s portfolio characteristics data; the Fund’s country, currency and sector exposures; and a Fund’s performance attribution, including contributors/detractors to Fund performance, by posting such information to the Fund’s website (www.aqrfunds.com) or upon reasonable request made to the Fund or the Adviser.

Nonpublic portfolio holdings information may be disclosed to certain third parties (other than as noted above) by written request (which may be completed via email) prior to its being posted on the Funds’ website or filed with the SEC through the EDGAR filing system, upon the preapproval of the president or a vice president of the Trust and a member of the Adviser’s Legal Department after making a good faith determination that the disclosure would serve a legitimate business propose of the Fund and is in the best interest of the Fund and its shareholders. In addition, the recipient must agree to maintain the confidentiality of the portfolio holdings information. The Trust’s Chief Compliance Officer and the executive officers of the Trust monitor the release of non-public information regarding the Trust. In order to assess whether there are any conflicts between the interests of the Funds’ shareholders and the interests of the Adviser, the Sub-Adviser or their affiliates, the Trustees will review at each regular meeting of the Board of Trustees the information related to any such written approvals that have been approved by the president or a vice president of the Trust and a member of the Adviser’s Legal Department since the last regular meeting of the Board of Trustees. As noted above, pre-approval by the president or a vice president of the Trust and a member of the Adviser’s Legal Department is not necessary with respect to the disclosure of certain nonpublic portfolio holdings information to certain third parties or with respect to the disclosure of certain other information about a Fund’s portfolio prior to the public dissemination of portfolio holdings information.

The Adviser manages other accounts such as separate accounts, unregistered products and funds sponsored by companies other than the Adviser. These other accounts may be managed in a similar fashion to certain Funds and thus may have similar portfolio holdings. Such accounts may make disclosures at different times than the Funds’ portfolio holdings are disclosed. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the foregoing restrictions.

The Chief Compliance Officer of the Trust is responsible for ensuring that the Funds have adopted and implemented policies and procedures reasonably designed to ensure compliance with the Trust’s portfolio holdings disclosure policy and, to the extent necessary, the Chief Compliance Officer and/or his or her designee shall monitor the Funds compliance with this policy.

Any exceptions to the policy may be made only if approved by the Chief Compliance Officer of the Trust upon determining that the exception is in the best interests of the Funds and their shareholders. The Chief Compliance Officer must report any exceptions made to the policy to the Trustees at its next regularly scheduled meeting.

Each violation of the disclosure policy must be reported to the Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the Investment Company Act, he or she shall report it to the applicable Trustees, as required by Rule 38a-1.

The Trustees reserve the right to amend the Trust’s policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice and in their sole discretion. The Board of Trustees also considers the reports and recommendations of the Trust’s Chief Compliance Officer regarding any material compliance matters that may arise with respect to the disclosure of portfolio holdings information and periodically, as required under the circumstances, considers whether to approve or ratify any amendment to the Trust’s policies and procedures regarding the dissemination of portfolio holdings information.

On page 31 of the SAI, the disclosure in the last paragraph under the heading “Investment Adviser” in the section entitled “Investment Advisory and Other Services” is deleted in its entirety and replaced with the following:

The Adviser may, from time to time, make payments to financial intermediaries for certain distribution, sub-administration, sub-transfer agency or other shareholder services provided to Class N, Class I and Class L shareholders of the Funds whose shares are held of record in certain omnibus accounts and other group accounts (e.g., a fund “supermarket” account). The Adviser may also make other payments to financial intermediaries as permitted under applicable rules of FINRA, such as the Adviser’s participation at a financial intermediary’s internal events including seminars, due diligence and other meetings. The Adviser makes certain of such payments out of the Adviser’s own resources, although in some cases the Adviser is reimbursed by the Funds for certain payments, resulting in an additional cost to the Funds and their shareholders. Payments made by the Adviser are in addition to any distribution or service fees payable under any Rule 12b-1 or shareholder service agreement of a Fund, any sub-transfer agency or similar fees payable directly by a Fund to certain financial intermediaries for performing those services, and any sales charges, commissions, non-cash compensation arrangements permitted under applicable rules of FINRA, or other concessions described in the fee table or elsewhere in a Fund’s prospectus or the SAI as payable to financial intermediaries.

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